Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total disaggregated revenue	$ 318,278,000		$ 646,790,000		$ 21,839,868
Voice Services, at a point in time [Member]
Total disaggregated revenue	313,904,000		638,403,000
Messaging Services, at a point in time [Member]
Total disaggregated revenue	4,348,000		8,321,000
Platform Leasing, over time [Member]
Total disaggregated revenue	$ 26,000		$ 66,000